Subsequent events	12 Months Ended
Jun. 30, 2019
Events After Reporting Period [Abstract]
Subsequent events
Subsequent events
Subsequent to year end, the Company initiated a reorganization of its management team to simplify the organizational structure and reduce costs. These initiatives began in Q1 2020 and as a result, the Company expects to incur a one-time reorganization charge.